COMMITMENTS AND CONTINGENCIES	9 Months Ended
Apr. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8. COMMITMENTS AND CONTINGENCIES

On October 17, 2018, TOGL entered into two Sale and Purchase Agreements with Mammoth Empire Estate Sdn. Bhd., a Malaysian corporation for the purchase of certain real property. In furtherance to the purchase of that certain real property, the Company entered into a Subscription Agreement with Mammoth dated November 29, 2018 for the purchase of 470,476 shares of the Company’s common stock for an aggregate purchase price of $3,999,048, valued at $8.50, the closing price of the shares on October 16, 2018, remitted by Mammoth in the form of legal title to those certain portions of real property. As of April 30, 2019, the title has not yet passed to the Company and is currently pending and the related shares are held in escrow.